SCHEDULE OF EMPLOYEE BENEFITS EXPENSE (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee Benefits Expense
Salaries and wages	$ 4,490,186	$ 2,480,336	$ 1,554,678
Director fees	288,024	288,024	277,936
Superannuation contribution	347,018	203,242	137,939
Share-based payments	437,508	714,577	(14,441)
Other employee costs	305,919	182,152	109,999
Total employee benefits expenses	$ 5,868,655	$ 3,868,331	$ 2,066,111